Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Partners VIP Series

Supplement to Prospectus Dated May 1, 2011

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Partners VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on April 13, 2012.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under any variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their Variable Contract to a separate account that invests in the Series (“Contract Owners”) and who hold interests in a Variable Contract allocated to the Series as of the record date of February 27, 2012 to submit voting instructions to GIAC on the proposal to liquidate the Series. If the proposed liquidation is approved by shareholders, GIAC has informed the Trust that Contract Owners will have the opportunity to provide transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. Additionally, if the proposed liquidation is approved, following shareholder approval it is expected that the Series will begin selling its portfolio investments and will hold cash and cash equivalents prior to the Series’ liquidation; as a result, the Series may not operate in accordance with its stated investment objective, policies, restrictions and strategies. More information about the proposed liquidation, including voting instructions and further details regarding transfer options, will be included in the proxy materials that will be mailed on or about March 8, 2012.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

February 17, 2012

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of RS Partners VIP Series, nor is it a solicitation of any proxy. To view a free copy of the proxy statement relating to the proposed liquidation once it has been filed with the Securities and Exchange Commission and become effective, go to: www.guardianinvestor.com and follow the on-line directions. The proxy statement will also be available free of charge on the Securities and Exchange Commission’s web site (www.sec.gov). Please read the proxy statement carefully because it contains important information.

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Value VIP Series

Supplement to Prospectus Dated May 1, 2011

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Value VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on April 13, 2012.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under any variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their Variable Contract to a separate account that invests in the Series (“Contract Owners”) and who hold interests in a Variable Contract allocated to the Series as of the record date of February 27, 2012 to submit voting instructions to GIAC on the proposal to liquidate the Series. If the proposed liquidation is approved by shareholders, GIAC has informed the Trust that Contract Owners will have the opportunity to provide transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. Additionally, if the proposed liquidation is approved, following shareholder approval it is expected that the Series will begin selling its portfolio investments and will hold cash and cash equivalents prior to the Series’ liquidation; as a result, the Series may not operate in accordance with its stated investment objective, policies, restrictions and strategies. More information about the proposed liquidation, including voting instructions and further details regarding transfer options, will be included in the proxy materials that will be mailed on or about March 8, 2012.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

February 17, 2012

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of RS Value VIP Series, nor is it a solicitation of any proxy. To view a free copy of the proxy statement relating to the proposed liquidation once it has been filed with the Securities and Exchange Commission and become effective, go to: www.guardianinvestor.com and follow the on-line directions. The proxy statement will also be available free of charge on the Securities and Exchange Commission’s web site (www.sec.gov). Please read the proxy statement carefully because it contains important information.

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Global Natural Resources VIP Series

Supplement to Prospectus Dated May 1, 2011

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Global Natural Resources VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on April 13, 2012.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under any variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their Variable Contract to a separate account that invests in the Series (“Contract Owners”) and who hold interests in a Variable Contract allocated to the Series as of the record date of February 27, 2012 to submit voting instructions to GIAC on the proposal to liquidate the Series. If the proposed liquidation is approved by shareholders, GIAC has informed the Trust that Contract Owners will have the opportunity to provide transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. Additionally, if the proposed liquidation is approved, following shareholder approval it is expected that the Series will begin selling its portfolio investments and will hold cash and cash equivalents prior to the Series’ liquidation; as a result, the Series may not operate in accordance with its stated investment objective, policies, restrictions and strategies. More information about the proposed liquidation, including voting instructions and further details regarding transfer options, will be included in the proxy materials that will be mailed on or about March 8, 2012.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit www.guardianinvestor.com. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

February 17, 2012

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of RS Global Natural Resources VIP Series, nor is it a solicitation of any proxy. To view a free copy of the proxy statement relating to the proposed liquidation once it has been filed with the Securities and Exchange Commission and become effective, go to: www.guardianinvestor.com and follow the on-line directions. The proxy statement will also be available free of charge on the Securities and Exchange Commission’s web site (www.sec.gov). Please read the proxy statement carefully because it contains important information.